Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.04%
Alabama–3.16%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$4,201,889
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,050,130
Energy Southeast, A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,803,014
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,129,621
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	900	775,445
Series 2008, RB(c)	2.00%	01/01/2060	189	10,076
Jefferson (County of), AL;
Series 2024, Ref. RB	5.25%	10/01/2045	5,000	5,337,811
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,460	6,712,292
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,226,239
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	21,000	21,842,474
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC); Series 2024, RB(b)	4.75%	12/01/2054	7,500	7,071,385
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	8,765	9,154,801
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,790,509
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	4,596	4,661,825
				84,767,511
Alaska–0.55%
Municipality of Anchorage; Series 2025, RB (INS - AGI)(b)(e)(f)	5.25%	02/01/2050	14,120	14,781,443
Arizona–2.91%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	676,540
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	914,260
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	962,740
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	505,113
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,764,709
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	2,031,335
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	4,500	4,422,323
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(d)	5.50%	07/01/2036	4,940	4,943,791
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2048	3,150	3,150,364
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,386,293
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	10,121,817
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,294,012
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(d)	5.00%	07/01/2036	2,500	2,500,582
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,672,838
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	5,000	4,765,543
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.25%	01/01/2053	12,280	12,945,028
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	3,180	3,356,776
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy); Series 2024, RB(d)	5.00%	06/15/2059	3,860	3,300,650
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.25%	08/01/2054	5,000	5,174,217
				77,888,931
Arkansas–0.38%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	5,071,922
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–(continued)
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	$5,000	$5,131,813
				10,203,735
California–8.19%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2031	40	34,618
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(a)	5.00%	04/01/2032	7,500	7,958,393
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,222,067
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,348,464
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	26,840	4,479,507
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(g)	0.00%	06/01/2055	10,000	2,021,271
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,396	3,436,116
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(d)	12.00%	11/02/2026	8,260	4,625,600
California (State of) Municipal Finance Authority; Series 2026 A-1, RB	4.05%	07/20/2041	5,136	5,074,161
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	5,000	5,070,006
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(d)	5.00%	07/01/2030	3,160	3,161,821
Series 2012, RB(b)(d)	5.00%	11/21/2045	6,705	6,705,742
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	11/21/2045	5,250	5,346,809
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(d)	5.00%	06/01/2046	3,000	2,999,519
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(d)	5.00%	12/01/2041	6,475	6,477,052
Series 2016 A, RB(d)	5.25%	12/01/2056	6,150	6,150,076
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(d)(g)	0.00%	06/01/2055	45,000	2,820,173
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2029	1,585	1,456,236
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2039	1,000	606,618
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	5,030	4,179,979
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	4,185	3,355,787
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	52,850	5,284,804
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGI)(e)	5.00%	08/01/2026	2,000	2,008,192
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	1,500	1,154,508
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	5,000	5,132,074
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	11,926,463
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,599,461
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,370,376
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	3,260	2,397,325
Morongo Band of Mission Indians (The); Series 2018 A, RB(a)(d)(h)	5.00%	10/01/2028	4,800	5,071,451
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	9,015	11,117,058
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2037	1,170	791,755
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2038	4,770	3,080,841
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2039	5,010	3,092,288
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2040	5,260	3,097,646
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2041	5,520	3,094,646
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(g)	0.00%	08/01/2035	1,500	1,100,085
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	9,465,608
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2025 A, RB(b)(f)(i)	5.25%	05/01/2055	$10,000	$10,403,663
Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,103,221
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	795	795,473
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(c)	6.63%	08/01/2042	4,915	5,584,526
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2036	22,000	12,633,130
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	3,625	3,579,991
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2026	1,250	1,244,572
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	1,010,730
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2027	7,865	7,607,141
				219,277,043
Colorado–3.88%
Arapahoe County School District No 5 Cherry Creek; Series 2026, GO Bonds	5.25%	12/15/2047	4,695	5,165,824
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2049	1,600	1,541,649
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2037	3,500	3,501,585
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	4,302	4,236,328
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	13,205,476
Series 2024 A, Ref. RB	5.25%	12/01/2054	13,345	13,817,203
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2050	4,000	4,005,986
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(d)	5.38%	03/01/2055	5,900	5,812,543
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(e)	4.25%	12/01/2049	2,250	2,103,186
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(g)	0.00%	12/01/2033	8,500	5,115,555
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	15,848,054
Series 2021 A, RB	4.00%	08/01/2051	9,000	8,288,704
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,193,437
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,514,917
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,431,345
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	999,591
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(d)	6.50%	12/01/2048	1,200	1,212,585
				103,993,968
Connecticut–0.67%
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(d)	5.00%	09/01/2046	3,990	3,989,599
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,000,298
Series 2014 A, RB	5.00%	08/01/2044	5,000	4,999,855
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2026, Ref. RB	5.50%	07/01/2055	7,595	8,070,289
				18,060,041
District of Columbia–4.15%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	6,665	6,574,893
Series 2025, GO Bonds(f)(i)	5.25%	01/01/2048	6,820	7,231,582
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(h)	5.00%	04/01/2027	1,180	1,203,093
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,086,853
District of Columbia Income Tax Revenue; Series 2025, RB(f)	5.00%	07/01/2047	11,675	12,222,401
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(g)	0.00%	06/15/2046	25,000	5,718,750
Series 2006 C, RB(g)	0.00%	06/15/2055	34,000	3,010,432
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB(j)	2.05%	10/01/2054	7,500	7,500,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	9,198,336
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2010 A, RB (INS - AGI)(e)(g)	0.00%	10/01/2037	$17,565	$10,485,859
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	23,035,125
Washington Metropolitan Area Transit Authority;
Series 2020 A, RB	4.00%	07/15/2045	5,000	4,900,079
Series 2025, RB(f)(i)	5.50%	07/15/2060	9,350	10,003,272
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	8,001,762
				111,172,437
Florida–9.76%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	10,000	10,015,907
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	4,984,133
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,850,780
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	13,776,957
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2055	2,000	1,778,105
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2046	2,500	1,907,398
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(b)	6.13%	10/01/2055	1,375	1,421,547
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(d)(k)	12.00%	07/15/2028	6,000	1,680,000
Series 2024, Ref. RB (Acquired 04/02/2025-12/22/2025; Cost $20,568,610) (INS - AGI)(b)(e)(l)	5.25%	07/01/2053	20,725	20,584,460
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $11,102,499)(b)(l)	5.50%	07/01/2053	10,900	7,739,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB (Acquired 12/20/2024; Cost $4,900,369)(a)(b)(d)(k)(l)	10.00%	07/15/2028	5,000	1,400,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $2,500,000)(a)(b)(d)(k)(l)	10.00%	06/15/2026	2,500	1,625,000
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	9,060,661
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020 C, Ref. RB(d)	5.00%	09/15/2050	4,400	3,952,631
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,031,269
Series 2024, RB(b)	5.25%	10/01/2051	10,000	10,417,605
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $4,672,453)(k)(l)	6.00%	04/01/2038	4,763	59,535
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	5,000	5,282,673
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	3,050	3,185,143
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,087,292
Series 2020 A, Ref. RB	5.75%	08/15/2050	1,500	1,497,763
Series 2020 A, Ref. RB	5.75%	08/15/2055	3,000	2,944,219
Lee (County of), FL;
Series 2024, RB(b)	5.25%	10/01/2049	11,470	11,875,475
Series 2024, RB(b)	5.25%	10/01/2054	5,000	5,119,073
Series 2026 A-1, RB(b)	5.25%	10/01/2044	1,000	1,081,548
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	2,500	2,332,745
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	15,000	13,637,206
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,535,153
Series 2021, RB	4.00%	10/01/2051	5,000	4,559,996
Subseries 2021 A-1, Ref. RB (INS - AGI)(b)(e)	4.00%	10/01/2045	28,000	26,157,704
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	11,290	10,576,687
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGI)(e)	5.00%	07/01/2035	3,350	3,353,118
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	9,815	10,131,966
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	10,000	10,404,473
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,086,138
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	$1,950	$2,046,272
Series 2025, RB	5.25%	11/01/2055	1,950	1,964,280
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(f)(i)	5.50%	10/01/2055	11,685	12,566,547
Reunion East Community Development District; Series 2005, RB(k)	5.80%	05/01/2036	197	2
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2040	1,000	534,958
Series 2020 A, RB(g)	0.00%	09/01/2041	1,000	505,880
Series 2020 A, RB(g)	0.00%	09/01/2042	1,025	488,160
Series 2020 A, RB(g)	0.00%	09/01/2045	1,950	770,960
Series 2020 A, RB(g)	0.00%	09/01/2049	2,600	817,144
Series 2020 A, RB(g)	0.00%	09/01/2053	2,300	569,751
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(h)	6.00%	10/01/2029	3,000	3,286,827
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	5.25%	05/01/2054	5,925	5,963,803
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	5.13%	05/01/2056	3,780	3,774,932
				261,422,876
Georgia–3.02%
Atlanta (City of), GA; Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,348,086
Atlanta (City of), GA Department of Aviation (Green Bonds); Series 2025 B-1, RB(b)(f)	5.50%	07/01/2055	9,000	9,547,367
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(d)	5.56%	12/15/2048	6,000	5,482,946
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	10,530	10,546,185
Georgia Housing & Finance Authority; Series 2026 A, RB	4.80%	12/01/2046	1,750	1,774,828
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,729,295
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(d)	5.88%	06/15/2047	1,680	1,686,837
Series 2017 A, RB(d)	6.00%	06/15/2052	1,530	1,534,452
Main Street Natural Gas, Inc.;
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,281,371
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,378,818
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,347,539
Series 2024 B, RB(a)	5.00%	03/01/2032	7,565	8,155,851
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(d)	4.00%	01/01/2038	7,210	7,136,254
				80,949,829
Guam–0.08%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,032,694
Idaho–0.20%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	5,265	5,471,802
Illinois–5.46%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	6,965	7,023,706
Series 2019 A, GO Bonds	5.00%	01/01/2044	2,880	2,828,063
Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,262,641
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	1,226	1,226,390
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,075	1,075,549
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)(f)(i)	5.25%	01/01/2053	15,000	15,202,035
Series 2022, RB(b)	5.00%	01/01/2048	5,000	5,036,261
Series 2024 A, RB(b)	5.50%	01/01/2059	10,750	11,130,114
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,011,465
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,839,562
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	6,676,604
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	4,870	4,912,875
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	460	448,158
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	$5,000	$5,150,919
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	10,838,087
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,879,904
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,927,043
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,646,846
Series 2024 B, GO Bonds	5.25%	05/01/2044	4,500	4,773,211
Series 2024 C, GO Bonds	4.00%	10/01/2048	7,590	6,796,349
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,470,310
Illinois (State of) Finance Authority; Series 2025, Ref. RB(d)	5.88%	09/01/2046	2,500	2,495,786
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(a)(h)	5.00%	02/15/2027	4,790	4,865,486
Series 2016 C, Ref. RB	5.00%	02/15/2041	5,210	5,244,801
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	5,788	5,422,437
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	766	591,644
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,336,474
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	994,950
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,818,537
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	2,630	2,681,880
Indiana (State of) Finance Authority (Institute of Technology); Series 2019, Ref. RB	5.00%	09/01/2040	3,085	3,013,780
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,517,605
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (Acquired 06/12/2007; Cost $1,500,000)(k)(l)	5.80%	03/01/2037	1,500	165,000
				146,304,472
Indiana–0.63%
Indiana Finance Authority; Series 2025, RB(f)	5.00%	10/01/2053	11,820	12,088,130
Northern Indiana Commuter Transportation District; Series 2016, RB(a)(h)	5.00%	07/01/2026	1,700	1,703,123
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(b)(d)	4.88%	01/01/2044	3,000	3,066,301
				16,857,554
Iowa–0.75%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,001,168
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(h)	5.00%	12/01/2032	10,215	11,576,260
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	1,003,150
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(e)	5.25%	12/01/2051	2,500	2,629,109
				20,209,687
Kansas–0.18%
University of Kansas Hospital Authority (The University of Kansas Health System); Series 2026, Ref. RB	5.25%	03/01/2046	3,000	3,237,128
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,500	1,511,862
				4,748,990
Kentucky–1.74%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	460,719
Series 2019, Ref. RB	4.00%	02/01/2036	380	373,862
Series 2019, Ref. RB	4.00%	02/01/2037	375	367,736
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,002,691
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,001,982
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	11,135	11,142,762
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,176,812
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,963,897
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	$5,000	$5,331,899
Series 2024 A-1, RB(a)	5.00%	07/01/2030	3,575	3,744,873
Series 2025 B, RB	5.00%	12/01/2033	3,840	3,950,281
				46,517,514
Louisiana–1.20%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGI)(e)	4.00%	12/01/2038	6,000	6,052,211
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(b)	5.50%	09/01/2059	15,470	15,766,386
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.25%	07/01/2053	10,000	10,322,831
				32,141,428
Maryland–1.85%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,119,208
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,664,464
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(d)	5.13%	07/01/2037	1,265	1,269,770
Series 2017 A, RB(d)	5.25%	07/01/2047	4,295	4,269,264
Series 2017 A, RB(d)	5.38%	07/01/2052	1,530	1,497,816
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,051,768
Maryland Economic Development Corp. (Purple Line) (Green Bonds);
Series 2022 B, RB(b)	5.25%	06/30/2047	14,465	14,599,066
Series 2022 B, RB(b)	5.25%	06/30/2055	4,315	4,321,416
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,500	2,505,740
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,735,049
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,505,001
				49,538,562
Massachusetts–1.27%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2021, RB	4.00%	06/01/2050	10,000	9,448,945
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	1,500	1,591,825
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,002,862
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,153,430
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026 Q, Ref. RB	5.00%	12/01/2046	3,000	3,152,822
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	1,999,888
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2026 253, Ref. RB (CEP - GNMA)	4.75%	12/01/2046	1,000	1,010,888
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	7,159,703
Rib Floater Trust; Series 2026, VRD RB (LOC - Barclays Bank PLC)(d)(j)(m)	1.87%	12/01/2051	2,515	2,515,000
				34,035,363
Michigan–0.64%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,230	1,246,184
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,318,080
Series 2020, RB	5.00%	05/15/2055	2,520	2,331,662
Lansing (City of), MI Board of Water & Light; Series 2026, RB(f)	5.25%	07/01/2054	11,655	12,202,309
				17,098,235
Minnesota–0.08%
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,002,354
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–2.38%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGI)(b)(e)	5.00%	03/01/2049	$11,975	$12,041,025
Series 2019 B, RB(b)	5.00%	03/01/2054	10,000	10,030,426
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	1,150	1,111,878
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,679,391
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,766,391
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,255	4,255,291
Series 2019 A, RB	5.00%	02/01/2042	3,105	3,152,480
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,700	3,702,590
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(f)	5.00%	11/15/2047	15,540	15,645,448
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,751,787
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	7,506,503
				63,643,210
Nebraska–1.31%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,592,186
Omaha (City of), NE Airport Authority; Series 2024, RB (INS - AGI)(b)(e)	5.25%	12/15/2054	11,480	11,889,042
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,616,917
Series 2021 A, RB (INS - AGI)(e)	4.00%	02/01/2051	5,000	4,656,797
Series 2023 A, RB	5.25%	02/01/2053	5,000	5,262,783
				35,017,725
Nevada–0.30%
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	5,000	5,301,509
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,713,082
				8,014,591
New Hampshire–0.93%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	4,490	4,555,719
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(d)	3.63%	07/02/2040	740	596,491
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,376	6,332,916
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	995	994,169
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,940	4,839,154
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(g)	0.00%	12/01/2034	10,235	5,831,632
New Hampshire (State of) Business Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(d)	5.63%	12/15/2033	1,760	1,797,093
				24,947,174
New Jersey–4.32%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(e)	5.75%	11/01/2028	3,580	3,737,338
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2046	5,000	4,896,897
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(f)(i)	5.00%	08/15/2053	10,000	10,423,304
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,501,675
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	5,000	5,265,901
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2026, VRD RB (LOC - TD Bank, N.A.)(j)(m)	1.50%	07/01/2061	16,000	16,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGI)(e)(g)	0.00%	12/15/2026	$10,000	$9,847,674
Series 2006 C, RB (INS - NATL)(e)(g)	0.00%	12/15/2031	7,410	6,205,279
Series 2014, RN	5.00%	06/15/2032	3,000	3,150,521
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,145,595
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,375,204
Series 2020 AA, RB	4.00%	06/15/2050	10,000	9,185,711
Series 2022, RB(a)(h)	5.50%	12/15/2032	5,000	5,844,652
New Jersey (State of) Turnpike Authority;
Series 2022 B, RB	5.25%	01/01/2052	12,000	12,643,300
Series 2025, RB(f)(i)	5.25%	01/01/2055	8,050	8,597,897
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,605	1,592,974
Series 2018 A, Ref. RB	5.25%	06/01/2046	5,350	5,357,029
				115,770,951
New York–11.80%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(g)	0.00%	07/15/2035	5,000	3,497,329
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(d)	5.25%	10/15/2050	2,630	2,546,683
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	4,776,115
Metropolitan Transportation Authority (Green Bonds);
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	8,843,810
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,661,258
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,819,741
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,258,506
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,598,657
New York (City of), NY;
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,226,855
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	8,053,076
New York (City of), NY Municipal Water Finance Authority;
Series 2024 AA, RB	5.25%	06/15/2053	5,000	5,267,837
Series 2025, VRD RB(j)	2.04%	06/15/2055	5,000	5,000,000
New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	10,000	9,767,616
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,431,054
New York (State of) Dormitory Authority;
Series 2021, RB(a)(h)	4.00%	03/15/2032	630	672,426
Series 2021, RB	4.00%	03/15/2040	10,225	10,237,330
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,055,198
Series 2025 A, RB	5.00%	03/15/2051	7,000	7,290,347
New York City Housing Development Corp.; Series 2024 F-1A, RB	5.00%	11/01/2054	5,000	5,061,934
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	5,000	5,014,935
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	9,756,637
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(d)	5.00%	11/15/2044	10,905	10,913,860
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	9,343,044
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(b)	5.00%	08/01/2026	4,615	4,617,868
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,112,195
Series 2020, RB(b)	4.38%	10/01/2045	4,165	3,988,964
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	6,020	6,276,602
Series 2023, RB(b)	5.38%	06/30/2060	8,215	8,254,569
Series 2024, RB(b)	5.50%	06/30/2054	2,875	2,915,643
Series 2024, RB(b)	5.50%	06/30/2060	10,000	10,131,245
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB(b)	6.00%	06/30/2055	$10,000	$10,623,289
Series 2025, RB (INS - AGI)(b)(e)	5.50%	06/30/2059	6,000	6,211,411
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	10,000	10,000,642
Series 2023, RB(b)	6.00%	04/01/2035	10,000	11,036,612
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,355,681
Series 2024, Ref. RB (INS - AGI)(b)(c)(e)	5.00%	12/31/2054	1,500	995,072
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	12/31/2054	9,305	9,545,288
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,858,028
Series 2022, RB(b)	5.00%	12/01/2038	5,000	5,271,311
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	10,160,342
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,414,920
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, RB(d)(g)	0.00%	08/15/2045	52,470	15,274,080
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	5,170	5,287,507
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2022 A, RB	5.25%	05/15/2057	5,000	5,209,487
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,587,749
Series 2025, RB (INS - AGI)(e)	4.50%	12/01/2056	1,500	1,467,197
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	19,905	19,080,352
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,219,335
				315,989,637
North Carolina–0.27%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,056,484
Series 2020, RB	5.00%	10/01/2045	1,000	981,678
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGI)(e)	5.00%	01/01/2038	5,000	5,165,356
				7,203,518
North Dakota–0.32%
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	2,895	3,205,017
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	6,065	5,336,674
				8,541,691
Ohio–3.94%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB(a)(h)	5.25%	11/15/2026	5,000	5,055,991
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,040	3,526,130
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	20,240	16,183,876
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	17,975	1,201,190
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,261,486
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB(b)	5.50%	01/01/2050	10,000	10,586,019
Series 2025, Ref. RB(b)	5.50%	01/01/2055	15,750	16,517,176
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	5,600	5,620,116
Series 2017, Ref. RB	5.50%	02/15/2057	7,000	7,001,541
Franklin (County of), OH; Series 2025, RB(f)	5.25%	11/01/2055	8,835	9,221,294
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,642,606
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,314,702
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,739,886
Ohio (State of); Series 2021, Ref. VRD RB(j)	1.83%	01/15/2051	310	310,000
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,215	1,175,781
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	$2,845	$2,846,299
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,360,335
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,999,739
				105,564,167
Oklahoma–1.49%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,580,713
Series 2018 B, RB	5.50%	08/15/2052	6,000	6,021,190
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,700	3,437,728
Oklahoma Municipal Power Authority; Series 2025, RB (INS - AGI)(e)(f)(i)	5.25%	01/01/2056	8,850	9,372,603
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,501,101
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.); Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,500	5,076,397
				39,989,732
Oregon–0.94%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,048,352
Series 2018 A, RB	5.00%	05/15/2052	525	488,099
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,009,109
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,239,798
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,369,193
Series 2017 A, Ref. RB	5.00%	11/15/2052	3,080	2,919,920
Portland (Port of), OR (Green Bonds);
Series 2024, RB(b)	5.25%	07/01/2054	10,500	10,886,035
Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,236,242
				25,196,748
Pennsylvania–5.02%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	15,000	15,051,343
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,855,585
Series 2022, Ref. RB	5.00%	05/01/2057	5,345	5,362,512
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2042	2,500	2,613,059
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,302,245
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	12,000	12,141,068
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 D, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(j)(m)	2.10%	05/15/2053	2,000	2,000,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2024-145A, RB	6.00%	10/01/2054	3,685	3,978,608
Series 2025-149A, RB(f)	5.15%	10/01/2050	12,000	12,207,799
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(e)	5.00%	06/01/2032	5,000	5,053,207
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	5,500	5,731,146
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,066,824
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	9,988,005
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,085,771
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	7,707,548
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,256,694
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(f)	5.50%	07/01/2053	11,000	11,816,688
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,302,185
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	$3,500	$3,500,421
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(e)	5.00%	06/01/2026	2,360	2,360,000
Series 2026 A, GO Bonds	5.50%	09/01/2051	1,000	1,083,907
				134,464,615
Puerto Rico–1.34%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,120	3,167,345
Series 2002, RB	5.63%	05/15/2043	1,250	1,267,512
Series 2008 A, RB(g)	0.00%	05/15/2057	54,915	2,538,693
Series 2008 B, RB(g)	0.00%	05/15/2057	260,000	8,134,230
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	5,000	4,434,594
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	2,700	2,761,540
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,586,173
Series 2018 A-1, RB(g)	0.00%	07/01/2046	21,000	7,665,340
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,446,874
				36,002,301
Rhode Island–0.32%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	1,825	1,903,151
Series 2024, RB	5.25%	05/15/2054	6,555	6,762,225
				8,665,376
South Carolina–1.52%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,769,093
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	860	859,985
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,747,133
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	5,000	5,085,462
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	915	917,765
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	2,500	2,680,886
Series 2024, RB	5.50%	11/01/2050	10,000	10,601,976
South Carolina (State of) Public Service Authority; Series 2021 B, RB	5.00%	12/01/2040	3,300	3,520,400
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,498,608
				40,681,308
Tennessee–0.76%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(e)	5.25%	07/01/2049	1,250	1,300,067
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,126,757
Series 2022 B, RB(b)	5.50%	07/01/2052	6,250	6,503,604
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	1,000,062
Series 2014, RB	5.25%	12/01/2044	1,165	1,143,011
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,305,182
				20,378,683
Texas–12.08%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(d)	5.75%	06/15/2055	1,000	1,013,183
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,000,819
Austin (City of), TX; Series 2026 B, RB(b)	5.25%	11/15/2051	5,000	5,200,485
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Board of Regents of the University of Texas System;
Series 2019 B, RB	5.00%	08/15/2049	$15,000	$16,576,146
Series 2025 B, RB	5.00%	08/15/2051	5,000	5,252,153
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2060	6,500	6,871,827
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,314,156
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	16,110	14,570,514
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2049	10,300	9,278,506
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(e)	5.25%	10/01/2048	10,750	11,179,766
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(e)	5.25%	08/15/2031	6,665	7,484,858
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,682,066
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	7,725	7,027,212
Harris County Hospital District; Series 2025, GO Bonds(f)	5.50%	02/15/2050	7,000	7,572,818
Houston (City of), TX;
Series 2026 C, Ref. RB (INS - AGI)(e)	5.00%	09/01/2044	1,600	1,733,258
Series 2026 C, Ref. RB (INS - AGI)(e)	5.25%	09/01/2051	1,465	1,547,905
Series 2026 C, Ref. RB	5.25%	09/01/2051	1,465	1,535,663
Series 2026, RB(f)	5.50%	09/01/2058	4,400	4,653,275
Series 2026, RB (INS - AGI)(f)	5.50%	09/01/2058	4,500	4,796,605
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	5,550	5,201,298
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,471,008
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,523,758
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,936,375
Series 2024 B, RB(b)	5.50%	07/15/2039	10,000	10,639,923
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2026	8,750	8,684,045
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2027	3,600	3,467,894
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,916,968
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,449,569
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,506,636
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,070	1,071,827
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,571,973
Magnolia Independent School District;
Series 2023, GO Bonds(a)(h)	4.00%	08/15/2032	330	351,955
Series 2023, GO Bonds	4.00%	08/15/2047	5,825	5,492,738
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	5,000	5,294,402
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	4,982,541
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(k)	5.13%	02/15/2030	592	5,922
Series 2014, Ref. RB(k)	5.13%	02/15/2042	723	7,225
Series 2016, Ref. RB(k)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(d)	4.63%	10/01/2031	8,650	8,667,149
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,600	3,722,905
Series 2025 A, RB	6.50%	10/01/2060	2,500	2,578,236
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $15,000)(k)(l)	7.50%	11/15/2037	15	15,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $361,288)(k)(l)	2.00%	11/15/2061	373	182,948
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,986,504
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	305	304,768
Series 2016 A, RB	5.38%	11/15/2036	865	861,228
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,145,070
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	$1,820	$1,848,010
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,290,131
Series 2020, RB	5.25%	10/01/2055	4,995	4,824,269
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	12,800	12,230,966
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2029	2,165	2,008,516
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2031	4,710	4,097,702
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	4,000	4,179,646
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,782,343
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	5.75%	09/15/2036	145	145,075
San Antonio (City of), TX;
Series 2025, RB(f)	5.25%	02/01/2046	5,250	5,623,178
Series 2025, RB(f)(i)	5.50%	02/01/2050	5,000	5,348,023
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2032	1,250	1,251,391
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2037	1,000	1,000,923
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,454,339
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(k)(l)	5.75%	02/15/2029	1,500	1,218,750
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(k)(l)	6.38%	02/15/2048	1,000	812,500
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(k)(l)	6.38%	02/15/2052	5,000	4,062,500
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,149,677
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	500,952
Series 2020, Ref. RB	6.75%	11/15/2051	500	470,576
Series 2020, Ref. RB	6.88%	11/15/2055	500	476,884
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2045	4,000	1,571,324
Series 2019, RB(g)	0.00%	08/01/2046	3,180	1,174,524
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(e)(g)	0.00%	08/15/2027	970	936,745
Series 2002, RB(g)(h)	0.00%	08/15/2027	30	28,957
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,344,356
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	1,969,161
Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,173,554
Texas Transportation Finance Corp.; Series 2025, RB(f)	5.50%	10/01/2055	9,590	10,316,931
Wylie Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	08/15/2054	5,740	6,016,361
				323,640,292
Utah–0.83%
Black Desert Public Infrastructure District; Series 2024, RB(d)	5.63%	12/01/2053	5,000	5,099,989
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(i)	5.50%	06/01/2050	6,250	6,798,397
Salt Lake City (City of), UT; Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,238,057
				22,136,443
Virginia–0.68%
Ballston Quarter Community Development Authority; Series 2016 A-2, RB(c)	7.13%	03/01/2059	2,293	2,143,576
Lynchburg (City of), VA Economic Development Authority;
Series 2026, RB	5.25%	01/01/2045	640	691,378
Series 2026, RB	5.25%	01/01/2046	1,000	1,069,837
Lynchburg Economic Development Authority; Series 2026, RB	5.25%	01/01/2044	750	816,713
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,420,988
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	5,163,589
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes); Series 2022, Ref. RB(b)	5.00%	12/31/2057	$5,000	$4,925,868
				18,231,949
Washington–0.89%
Seattle (Port of), WA; Series 2024, Ref. RB(b)	5.25%	07/01/2049	5,000	5,212,155
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2058	5,000	4,964,484
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.25%	07/01/2055	2,500	2,550,513
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	7,255	6,766,688
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(d)	5.00%	01/01/2036	1,875	1,882,478
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(d)	5.00%	07/01/2048	2,000	1,509,217
Series 2018 A, Ref. RB(d)	5.00%	07/01/2053	1,500	1,070,901
				23,956,436
West Virginia–0.54%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (Acquired 09/28/2017-11/06/2017; Cost $2,477,626)(d)(l)	5.50%	06/01/2037	2,500	2,527,039
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(d)	5.45%	03/27/2035	1,000	1,086,496
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2018, RB(b)(d)(k)	8.75%	02/01/2036	1,300	312,000
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	5,830	6,185,219
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,263,645
				14,374,399
Wisconsin–3.31%
Public Finance Authority (Explore Academy Albuquerque); Series 2026, Ref. RB(d)	6.88%	04/01/2051	3,380	3,305,524
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	25,000	4,533,983
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,207,322
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB (Acquired 08/30/2017-09/05/2017; Cost $3,493,159)(l)	5.00%	08/01/2039	3,500	2,285,116
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2046	10,170	9,322,545
Series 2025, RB	5.25%	08/15/2055	5,000	5,139,137
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	9,134,414
Wisconsin (State of) Public Finance Authority;
Series 2023 B, RB(d)(g)	0.00%	07/01/2062	6,750	5,501,250
Series 2025, RB(b)	6.50%	06/30/2060	5,000	5,568,827
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)(k)	6.75%	08/01/2031	3,000	2,100,000
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes);
Series 2025, RB(b)	5.75%	06/30/2060	5,000	5,198,758
Series 2025, RB(b)	5.75%	12/31/2065	6,280	6,513,367
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,494,423
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)(k)	6.25%	01/01/2038	5,250	2,362,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,083,634
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,034,409
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,800	1,801,423
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,940	1,965,848
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,065,834
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(d)	5.00%	03/01/2052	$1,075	$960,255
				88,578,569
Total Municipal Obligations (Cost $2,844,149,291)				2,840,465,984
			Shares
Exchange-Traded Funds–0.86%
Invesco Intermediate Municipal ETF(n)			177,000	9,165,945
Invesco Rochester High Yield Municipal ETF(n)			271,606	13,846,854
Total Exchange-Traded Funds (Cost $22,920,306)				23,012,799
	Interest Rate	Maturity Date	Principal Amount (000)
Commercial Paper–0.37%
New York–0.37%
New York (State of) Dormitory Authority (Cost $10,000,000)	2.68%	07/01/2026	$10,000	10,000,435
			Shares
Common Stocks & Other Equity Interests–0.01%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(o)			68,700	120,225
TOTAL INVESTMENTS IN SECURITIES(p)–107.28% (Cost $2,877,069,597)				2,873,599,443
FLOATING RATE NOTE OBLIGATIONS–(7.73)%
Notes with interest and fee rates ranging from 2.12% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 02/01/2046 to 07/15/2060(q)				(206,955,000)
OTHER ASSETS LESS LIABILITIES–0.45%				12,028,710
NET ASSETS–100.00%				$2,678,673,153
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $222,435,934, which represented 8.30% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $68,248,670. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $16,009,830, which represented less than 1% of the Fund’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at May 31, 2026 was $42,676,848, which represented 1.59% of the Fund’s Net Assets.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$9,300,465	$-	$-	$(134,520)	$-	$9,165,945	$81,717
Invesco Rochester High Yield Municipal ETF	$13,979,561	$-	$-	$(132,707)	$-	$13,846,854	$177,223
Total	$23,280,026	$-	$-	$(267,227)	$-	$23,012,799	$258,940

(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty, Inc.	8.85%

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $289,383,748 are held by TOB Trusts and serve as collateral for the $206,955,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,840,465,984	$—	$2,840,465,984
Exchange-Traded Funds	23,012,799	—	—	23,012,799
Commercial Paper	—	10,000,435	—	10,000,435
Common Stocks & Other Equity Interests	—	—	120,225	120,225
Total Investments in Securities	23,012,799	2,850,466,419	120,225	2,873,599,443
Other Investments - Assets
Investments Matured	—	1,221,089	—	1,221,089
Total Investments	$23,012,799	$2,851,687,508	$120,225	$2,874,820,532
Invesco Municipal Income Fund